FEDERATED GLOBAL ALLOCATION FUND

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 29, 2020

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:  FEDERATED GLOBAL ALLOCATION FUND (the “Fund”)

A Shares

B Shares

C Shares

R Shares

Institutional Shares

R6 Shares

T Shares

1933 Act File No. 2-10415

1940 Act File No. 811-1

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2020, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 148 on January 28, 2020.

If you have any questions regarding this certification, please contact me at (724) 720-8831.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary